Note 10 - Income Taxes	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
1
0.

Income Taxes

The Company recorded
no
income tax benefit or expense for the
three
months ended
March 31, 2019
and
2018,
and the years ended
December 31, 2018
and
2017.
No
tax benefit was recorded through
March 31, 2019
because, given the history of operating losses, the Company believes it is more likely than not
that the deferred tax asset will
not
be realized, and a full valuation allowance has been provided.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents significant components of the Company’s deferred tax assets (in thousands):

	As of December 31,
	2017	2018
Net operating loss carry forward	$6,158	$7,051
Research and development credits	1,284	1,601
Accruals and reserves	99	142
Fixed assets	—	1
Total deferred tax asset	7,541	8,795
Valuation allowance	(7,541)	(8,795)
Net deferred tax asset	$—	$—

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company’s history of operating losses, the Company has concluded that it is more likely than not
that the benefit of its deferred tax assets will
not
be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of
December 31, 2018
and
2017.
The valuation allowance increased approximately
$1.2
million and decreased
$964,000
during the years ended
December 31, 2018
and
2017,
respectively.

On
December 22, 2017,
the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"). The Tax Act makes broad and complex changes to the U.S. tax code that affect fiscal
2017,
including, but
not
limited to requiring a
one
-time transition tax on certain un-repatriated earnings of foreign subsidiaries (the "Transition Tax"). The Tax Act also establishes new tax laws that will affect
2018
and later years, including, but
not
limited to, a reduction of the U.S. federal corporate tax rate from
35%
to
21%
and a transition of U.S. international taxation from a worldwide tax system to a territorial system. During the year ended
December 31, 2017,
the Company did
not
recognize an amount for the
one
-time transition tax, nor did the Company make any accounting policy elections on the treatment of the other international provisions of tax reform due to the fact the Company does not
currently have any foreign subsidiaries.

During
2017,
the Company corrected the balance of Net Operating Losses and Research and Development Credits and the associated Valuation Allowances in connection with the Company’s determination of nexus in an additional state which was previously not
identified correctly. The correction of such error did
not
have any impact on the Company’s financial position and results of operations for any period presented or any prior period results. The Company has corrected the gross amount of deferred tax assets and the valuation allowance for
2016
to correct the error.

As of
December 31, 2018,
the Company had federal net operating loss, or NOL, carry forwards of
$33.5
million available to reduce future taxable income, if any. The NOL carry forwards prior to
January 1, 2018
of
$28.7
million will begin to expire in
2033.
The NOL carry forwards incurred post
December 31, 2017
of
$4.8
million will carry forward indefinitely. As of
December 31, 2018,
the Company had federal and state research and development credits of
$1.8
million and
$0.7
million, respectively. The federal research and development credits will begin to expire in
2031.
The state research and development credit will carry forward indefinitely.

Internal Revenue Code (“IRC”) Section
382
and similar California rules place a limitation on the amount of taxable income that can be offset by NOL and credit carry forwards after a change in control. Generally, after a control change, a corporation cannot deduct NOL or credit carry forwards in excess of the Section
382
limitations. Although the Company has
not
completed an analysis under Section
382
of the Code since the year ended
December 31, 2012,
it believes that it is unlikely that the utilization of the NOLs and tax credit carry forwards will be substantially limited.

The tax return years
2014
through
2018
remain open to examination by the major domestic taxing jurisdictions to which the Company is subject. Net operations losses generated on a tax return basis by the Company for calendar years
2013
and
2015
to
2018
remain open to examination by the IRS. Net operating losses generated on state returns by the Company for calendar years
2007
to
2013
and
2015
to
2018
remain open to examination by state authorities.

ASC
740
-
10
requires companies to determine whether it is more likely than not
that a tax position will be sustained upon examination by the appropriate taxing authorities. The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

Years Ended December 31, 2018
Balance at December 31, 2017	$331
Changes related to prior year positions	330
Increases related to current year positions	42
Balance at December 31, 2018	$703

The Company’s policy is to record interest related to uncertain tax positions as interest and any penalties as other expense in its statement of operations. As of the date of adoption and through
December 31, 2018,
the Company did
not
have any interest and penalties associated with unrecognized tax benefits.